Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Operating Leases
Schedule of components of lease expense and related cash flows

	Year Ended December 31,
	2024	2023
Operating lease cost	$450,274	$944,963
Variable lease cost	516,344	602,416
Total operating lease cost	$966,618	$1,547,379

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$789,183	$1,017,770

Schedule of maturities of lease liabilities due

Operating Lease
Obligation
2025	$67,401
Thereafter	—
Total	67,401
Present value adjustment	(557)
Present value of lease payments	$66,844

Schedule of supplemental information related to leases

	December 31,	December 31,
Operating Leases	2024	2023
Weighted-average remaining lease term (in years)	0.1	1.1
Weighted-average incremental borrowing rate	10.0%	10.0%

	Year Ended December 31,
	2024	2023
Right-of-use assets obtained in exchange for operating lease obligations	$—	$872,892